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                   PROSPECTUS SUPPLEMENT DATED JUNE 30, 2008*

 PRODUCT NAME                                                           PRODUCT FORM #
 RIVERSOURCE(R) SIGNATURE SELECT VARIABLE ANNUITY                       45300 H (5/08)


The information in this supplement updates and amends certain information contained in the variable annuity contract prospectus(es) listed above. Please read it carefully and keep it with your variable annuity contract prospectus.

The following information has been replaced in the table under "The Variable Account and the Funds" section of the prospectus:

----------------------------------------------------------------------------------------------
             AVAIL-
             ABLE       AVAIL-
             UNDER      ABLE
             CON-       UNDER
             TRACTS     CON-
             PUR-       TRACTS
             CHASED     PUR-
             ON OR      CHASED
             AFTER      PRIOR TO
             MAY 1,     MAY 1,                                                     INVESTMENT
FUND NAME    2007       2007       INVESTMENT OBJECTIVE AND POLICIES               ADVISER
----------------------------------------------------------------------------------------------
AIM V.I.     N          Y          Long-term growth of capital. Invests normally   Invesco Aim
Mid Cap                            at least 80% of its net assets, plus the        Advisors,
Core Equity                        amount of any borrowings for investment         Inc.
Fund,                              purposes, in equity securities, including       adviser,
Series II                          convertible securities, of medium sized         advisory
Shares                             companies. The Fund may invest up to 20% of     entities
                                   its net assets in equity securities of          affiliated
                                   companies in other market capitalization        with
                                   ranges or in investment grade debt              Invesco Aim
                                   securities. The Fund may also invest up to      Advisors,
                                   25% of its total assets in foreign              Inc.,
                                   securities.                                     subadvis-
                                                                                   ers.
----------------------------------------------------------------------------------------------




THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

--------------------------------------------------------------------------------
45300-1 A (6/08)

*Effective until next prospectus update.